Revenue - Disaggregation of revenue (Details) $ in Thousands, t in Millions, ft³ in Millions	1 Months Ended		6 Months Ended
	Jul. 31, 2022 t	Jul. 31, 2021 t	Jun. 30, 2024 USD ($) $ / barrel	Jun. 30, 2023 USD ($)	Mar. 31, 2021 ft³
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 129,648	$ 151,498
Oil price per barrel (in usd per barrel) | $ / barrel			60
Revenue from contract with customer, excluding assessed tax, underutilization				6,600
Decrease in revenue, demurrage cost			$ 300	200
Decrease in revenue, liquidated damages			300	300
Other Operating Income (Expense)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, underutilization				2,500
Hilli LLC
Disaggregation of Revenue [Line Items]
Capacity, cubic feet | ft³					500,000
Expected increase of capacity per annum | t	0.2	0.2
Expected capacity per annum | t	1.4
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t	0.4
Golar Tundra [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues				13,800
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			102,251	102,251
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			112,488	116,594
Amortization of deferred commissioning period revenue billing			2,054	2,043
Amortization of day 1 gain			6,253	6,219
Overproduction revenue			0	4,074
Revenue from contract with customer			2,500	2,500
Other			(570)	(493)
Liquefaction services revenue | Sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, underutilization				4,100
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			10,830	24,044
Management fee revenue			10,617	10,114
Service revenue			0	13,798
Other revenue			$ 213	$ 132